Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Apr. 30, 2025
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 3,161	$ 2,473
Non-current assets	4,490		$ 25,687
Net income (loss)	(2,959)	(3,999)
Interest and accretion	59	66
Amortization and depreciation	201	691
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	2,449	2,339
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	520	126
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	174	0
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	18	0
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	4,160		4,167
Net income (loss)	307	(126)
Interest and accretion	59	57
Amortization and depreciation	181	167
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	83		80
Net income (loss)	(2,810)	(2,587)
Interest and accretion	0	5
Amortization and depreciation	1	2
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	247		268
Net income (loss)	(1,781)	(1,604)
Interest and accretion	0	4
Amortization and depreciation	19	522
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	0		$ 21,172
Net income (loss)	1,325	318
Interest and accretion	0	0
Amortization and depreciation	0	0
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 0	$ 8